Auditor's remuneration (Tables)	12 Months Ended
Sep. 30, 2020
Auditor's remuneration
Schedule of fees payable to the auditor

	Consolidated		Parent Entity
$'000	2020	2019	2020	2019
Audit and audit-related fees
Audit fees
PwC Australia	27,667	28,153	27,667	28,025
Overseas PwC network firms	5,295	3,216	705	321
Total audit fees	32,962	31,369	28,372	28,346
Audit-related fees
PwC Australia	4,404	3,569	4,404	3,418
Overseas PwC network firms	107	128	—	2
Total audit-related fees	4,511	3,697	4,404	3,420
Total audit and audit-related fees	37,473	35,066	32,776	31,766
Tax fees
PwC Australia	57	53	57	53
Total tax fees	57	53	57	53
Other fees
PwC Australia	—	70	—	70
Overseas PwC network firms	—	502	—	502
Total other fees	—	572	—	572
Total audit and non-audit fees	37,530	35,691	32,833	32,391